OTHER RECEIVABLES (Details Textual) - USD ($)	Feb. 22, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from third parties		$ 865,081	$ 948,535
Subsequent Event [Member]
Due from third parties	$ 767,731